INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Nov. 30, 2021
INTANGIBLE ASSETS AND GOODWILL
Schedule of estimated useful lives

SoRSE manufacturing and sales license	5 years straight-line
Health Canada licenses	8 - 50 years straight-line
Customer relationships	2 years straight-line
Brand	10 years straight-line
Software	3 years straight-line

Summary of intangible assets and goodwill

12. INTANGIBLE ASSETS AND GOODWILL – continued

Explanatory information

	SoRSE
	Manufacturing	Health	Customer
	and Sales License	Canada Licenses	Relationships	Brand	Software	Goodwill	Total
	$	$	$	$	$	$	$
Cost
Balance, November 30, 2019	14,266	2,980	430	130	9	4,123	21,938
Additions	24,183	—	—	—	35	—	24,218
Balance, November 30, 2020	38,449	2,980	430	130	44	4,123	46,156
Additions	—	—	—	—	191	—	191
Additions from LYF acquisition (Note 19)	—	9,320	40	3,622	—	6,613	19,595
Additions from GR acquisition (Note 19)	—	—	2,050	30,253	841	27,099	60,243
Additions from CS acquisition (Note 19)	—	793	5	19,919	—	14,599	35,316
Foreign exchange adjustments	—	—	77	1,134	33	788	2,032
Balance, November 30, 2021	38,449	13,093	2,602	55,058	1,109	53,222	163,533
Accumulated amortization
Balance, November 30, 2019	2,854	—	18	—	—	—	2,872
Amortization	7,118	—	215	—	9	—	7,342
Balance, November 30, 2020	9,972	—	233	—	9	—	10,214
Amortization	7,119	141	203	715	16	—	8,194
Balance, November 30, 2021	17,091	141	436	715	25	—	18,408
Carrying value
November 30, 2020	28,477	2,980	197	130	35	4,123	35,942
November 30, 2021	21,358	12,952	2,166	54,343	1,084	53,222	145,125